Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and welfare	$ 207
Other current liabilities	500
Total	$ 707